Note 9 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
9.	Commitments and Contingencies

As of
December 31, 2017,
Areti Shipping Ltd. had a dispute with Windrose SPS Shipping and Trading ("Windrose"), a charterer, regarding Windrose's failure to pay the balance of the charter fee of
$52,019
in relation to a charter party agreement dated
January 20, 2017.
Additionally, Areti Shipping Ltd. paid an amount of
$115,000
to a bunker supplier for portion of the total claim of
$179,281,
after facing an arrest of M/V "Tasos" in Brazil. The Company took the case to London arbitration and obtained an award of approximately
$215,000.
The Company hired Swiss lawyers in order to proceed with the recovery of the funds in Switzerland where Windrose was based. In
February 2018,
Windrose was declared bankrupt and a liquidator was appointed by the Swiss Court. According to the Swiss Law, Areti Shipping Ltd. through their lawyers had to seek recovery of the claim from the Directors of Windrose, who may
be personally liable for the company’s debts. In
May 2018,
in view of the uncertain recovery prospects, our Freight, Demurrage and Defence club has withdrawn its support on the case. In view of the high costs, the management has decided to abstain from any action against Windrose directors. Further, Areti Shipping Ltd. has filed its claim with the liquidator; however, the amounts recoverable, if any, will be small. In view of the above, management decided to make a provision for the full amount of
$167,019,
which is included in “General and administrative expenses” in the consolidated statements of operations for the year ended
December 31, 2018.

There are
no
other material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business. In the opinion of the management, the disposition of these lawsuits should not
have a material impact on the consolidated results of operations, financial position and cash flows.

As of
December 31, 2019,
future gross minimum revenues under non-cancellable time charter agreements total
$5.53
million, all of which is due in the year ending
December 31, 2020.
This amount does
not
include the future gross minimum revenues upon collection of hire under non-cancellable time charter agreements of M/V “Alexandros P.”, M/V “Eirini P.” and M/V “Starlight”, which are either on pool revenue agreements or index linked charter rates. In arriving at the future gross minimum revenues, the Company has deducted an estimated one
off-hire day per quarter. Such off-hire estimate
may
not
be reflective of the actual off-hire in the future. In addition, the actual revenues could be affected by early delivery of the vessel by the charterers or any exercise of the charterers’ options to extend the terms of the charters, which however cannot be estimated and hence not
reflected above.